UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  February 8, 2006

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 36



Form 13F Information Table Value
Total: 187581(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
ALCOA                    COM                 013817101         5790      192925SH  SOLE                     192925
ALLSTATE                 COM                 020002101         6208       95350SH  SOLE                      95350
AMERICAN INDEPENDENCE    COM NEW             026760405         1571      145500SH  SOLE                     145500
AMGEN                    COM                 031162100         4959       72600SH  SOLE                      72600
ANALOG DEVICES           COM                 032654105         6183      188100SH  SOLE                     188100
BED BATH BEYOND          COM                 075896100         7297      191520SH  SOLE                     191520
BIOMET                   COM                 090613100         5049      122350SH  SOLE                     122350
CBS Cl B                 CL B                124857202         4668      149725SH  SOLE                     149725
CEMEX                    SPON ADR 5 ORD      151290889          432       12746SH  SOLE                      12746
CISCO                    COM                 17275R102         7826      286350SH  SOLE                     286350
EBAY                     COM                 278642103         4989      165900SH  SOLE                     165900
FORD MOTOR               COM PAR $0.01       345370860         2636      351000SH  SOLE                     351000
GEN AMER INVS            COM                 368802104         5659      152440SH  SOLE                     152440
GENERAL ELECTRIC         COM                 369604103         6836      183725SH  SOLE                     183725
HESS CORP                COM                 42809H107         6212      125325SH  SOLE                     125325
HOME DEPOT               COM                 437076102         7639      190225SH  SOLE                     190225
ILLINOIS TOOL WKS        COM                 452308109         7096      153623SH  SOLE                     153623
INDEPENDENCE HLDG        COM NEW             453440307         1454       66600SH  SOLE                      66600
INTEL CORP               COM                 458140100         6425      317300SH  SOLE                     317300
INTERPUBLIC GRP          COM                 460690100         3856      315009SH  SOLE                     315009
JOHNSON & JOHNSON        COM                 478160104         6300       95420SH  SOLE                      95420
JP MORGAN CHASE          COM                 46625H100         7515      155580SH  SOLE                     155580
MEDTRONIC INC            COM                 585055106         6707      125350SH  SOLE                     125350
NALCO HOLDING            COM                 62985Q101         4185      204550SH  SOLE                     204550
POGO PRODUCING           COM                 730448107         4949      102175SH  SOLE                     102175
REGENERON                COM                 75886F107         2444      121754SH  SOLE                     121754
REPUBLIC SERVICES        COM                 760759100          203        5000SH  SOLE                       5000
SOUTHWEST AIR            COM                 844741108         4610      300900SH  SOLE                     300900
TEMPLE-INLAND            COM                 879868107         5927      128767SH  SOLE                     128767
TIME WARNER              COM                 887317105         6413      294426SH  SOLE                     294426
TOYOTA MOTOR             SP ADR REP2COM      892331307         5470       40730SH  SOLE                      40730
TYCO INT'L               COM                 902124106         7053      232004SH  SOLE                     232004
VIACOM CL B              CL B                92553P201         4556      111050SH  SOLE                     111050
WEYERHAUSER              COM                 962166104         6973       98700SH  SOLE                      98700
WHITE MOUNTAINS          COM                 G9618E107         5652        9755SH  SOLE                       9755
WINNEBAGO                COM                 974637100         5839      177425SH  SOLE                     177425